SCHEDULE OF NOTE RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
MIMO Technologies PVT Ltd [Member]
Total notes receivable		$ 227,877